Long-Term Prepayments and Other Non-Current Assets (Tables)	12 Months Ended
Jun. 30, 2021
Long-Term Prepayments and Other Non-Current Assets Table [Abstract]
Schedule of long-term prepayments and other non-current assets
	2021	2020
Deposits paid for lease assets	$386,991	$353,132
Deposits paid for land	1,547,964	1,412,529
Performance deposits*	-	2,683,806
Total	$1,934,955	$4,449,467